REVENUE - Schedule of net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue
Revenue	¥ 2,493,386	$ 351,186	¥ 3,232,731	¥ 5,303,835
IoT @ Home portfolio
Revenue
Revenue	1,220,852		1,619,941	3,400,966
Home water solutions
Revenue
Revenue	604,012		681,054	742,912
Consumables
Revenue
Revenue	314,372		358,442	367,021
Small appliances and other products
Revenue
Revenue	298,410		494,943	708,260
Total of sales of products
Revenue
Revenue	2,437,646		3,154,380	5,219,159
Rendering of services
Revenue
Revenue	¥ 55,740		¥ 78,351	¥ 84,676